CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed Statements of Cash Flows (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Net cash used in operating activities	¥ 628,419,000	$ 86,093,000	¥ (169,070,000)	¥ 188,974,000
Net cash generated from investing activities	(3,620,445,000)	(495,999,000)	(673,186,000)	(32,865,000)
Net cash used in financing activities	3,255,418,000	445,990,000	(227,852,000)	(1,152,146,000)
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(22,772,000)	(3,119,000)	25,863,000	73,142,000
Cash, cash equivalents, and restricted cash at the beginning of the year	2,489,481,000	341,057,000	3,533,726,000
Cash, cash equivalents, and restricted cash at the end of the year	2,730,101,000	374,022,000	2,489,481,000	3,533,726,000
Parent Company
Net cash used in operating activities	(82,174,000)	(11,258,000)	(66,851,000)	(40,310,000)
Net cash generated from investing activities	243,994,000	33,427,000	609,277,000	358,010,000
Net cash used in financing activities	(213,174,000)	(29,205,000)	(681,660,000)	(215,923,000)
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	34,274,000	4,696,000	(8,586,000)	(1,427,000)
Net (decrease) increase in cash, cash equivalents, and restricted cash	(17,080,000)	(2,340,000)	(147,820,000)	100,350,000
Cash, cash equivalents, and restricted cash at the beginning of the year	21,923,000	3,003,000	169,743,000	69,393,000
Cash, cash equivalents, and restricted cash at the end of the year	¥ 4,843,000	$ 663,000	¥ 21,923,000	¥ 169,743,000